Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Leases
2025	$ 894	$ 1,717
2026	1,276	1,181
2027	1,049	899
2028	1,045	893
2029	223	111
2030	22
Thereafter
Total lease payments	4,509	4,801
Less: imputed interest	(284)	(312)
Total lease liability	$ 4,225	$ 4,489	$ 2,626